Average Annual Total Returns			12 Months Ended	28 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares Return Before Taxes
Average Annual Return, Percent			(1.07%)	4.72%
Performance Inception Date		Sep. 15, 2022
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares Return After Taxes on Distributions
Average Annual Return, Percent	[1]		(1.78%)	3.90%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		(0.54%)	3.37%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			10.04%		4.50%		5.68%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[2]		9.01%		2.57%		4.49%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		6.16%		2.95%		4.17%
Class D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class D Shares2 – Return Before Taxes
Average Annual Return, Percent	[3]		(2.36%)		4.04%		2.08%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares1 – Return Before Taxes
Average Annual Return, Percent	[4]		(1.38%)		5.08%		3.09%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[5]		(2.77%)		3.24%		1.23%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		(0.64%)		3.30%		1.70%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			4.25%		0.52%	2.14%
Performance Inception Date		Jan. 01, 2019
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[6]		2.87%		(1.09%)	0.57%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[6]		2.54%		(0.27%)	0.99%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			7.61%		2.06%		15.66%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares – Return Before Taxes
Average Annual Return, Percent			12.25%		2.50%		15.47%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			14.39%		3.53%		16.61%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[7]		14.39%		2.22%		14.13%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[7]		8.52%		2.41%		12.82%
S&P 500 Index** (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[8]		17.88%	20.36%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[9]		17.88%		14.42%		14.82%
Wilshire Liquid Alternative Global Macro IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Wilshire Liquid Alternative Global Macro IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[10]		2.00%		2.62%		1.82%
S&P 500 (Price) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 (Price) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[10],[11]		16.39%		12.75%		12.85%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[12]		7.30%		(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index** (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[13]		7.30%		(0.36%)	1.99%
NASDAQ OTC Composite Index2 (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ OTC Composite Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[14]		21.14%		13.35%		17.66%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I Shares will vary from returns shown for Class I Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Class D shares commenced operations on September 27, 2013.
[4]	The Class I shares commenced operations on June 28, 2013.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I Shares.
[8]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.
[9]	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.
[10]	The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. Created in 2014, with a set of time series of data beginning on December 31, 1999, the Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge Index (WLIQAEH), Wilshire Liquid Alternative Global Macro Index (WLIQAGM), Wilshire Liquid Alternative Relative Value Index (WLIQARV), Wilshire Liquid Alternative Multi-Strategy Index (WLIQAMS), and Wilshire Liquid Alternative Event Driven Index (WLIQAED).
[11]	The S&P 500 Price Index is a stock market index that measures the stock performance of 500 large companies listed on the stock exchange. Investors cannot invest directly in an index.
[12]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.
[13]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.
[14]	The Nasdaq OTC Composite Index a market capitalization-weighted index of more than 2,500 stocks listed on the Nasdaq stock exchange. It is a broad index that is heavily weighted toward the important technology sector. The index is composed of both domestic and international companies.